Inventory (Tables)	6 Months Ended
Jun. 30, 2023
Inventory
Schedule of inventory

	As at
	June 30,	December 31,
(in EUR 000)	2023	2022
Raw materials	341	498
Work in progress	607	100
Finished goods	198	284
Total Inventory	1,146	882